Net Loss Per Share - Anti-dilutive Common Stock Equivalents (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common stock equivalents (in shares)	91,441,041	127,710,803	102,958,042
Convertible debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common stock equivalents (in shares)	18,796,999	35,783,839	33,700,921
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common stock equivalents (in shares)	61,896,591	82,154,207	63,242,655
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common stock equivalents (in shares)	5,665,985	8,507,552	5,505,342
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common stock equivalents (in shares)	3,544,003	0	0
Contingently issued shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common stock equivalents (in shares)	1,537,463	1,265,205	509,124